Summary of Significant Accounting Policies, Revenue Recognition (FY) (Details) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) Store	Sep. 30, 2021 USD ($)	Jun. 10, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) Store	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Store	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Account Receivables, Net of Allowance for Doubtful Accounts [Abstract]
Number of mobile app stores | Store	2				2		2
Accounts receivable balances, net of allowances	$ 18,433			$ 11,833	$ 18,433		$ 17,885	$ 11,833	$ 11,261
Deferred Charges [Abstract]
Percentage of revenue for initial subscriptions							30.00%
Cost of revenue recognized			$ 10,364	14,918			$ 29,020		22,010
Contract Liabilities [Abstract]
Deferred revenue	18,732			13,530	18,732		20,077	$ 13,530	14,102
Deferred revenue recognized	2,406	$ 1,823	11,448	4,014	18,848	$ 13,978	13,530		10,690
Disaggregation of Revenue [Abstract]
Revenue	50,402	38,249	43,385	61,078	$ 140,487	100,812	$ 145,833		108,698
Minimum [Member]
Account Receivables, Net of Allowance for Doubtful Accounts [Abstract]
General collection period following purchase by customer							30 days
Payment due period from invoice date							30 days
Contract Liabilities [Abstract]
Performance obligation period					1 month		1 month
Maximum [Member]
Account Receivables, Net of Allowance for Doubtful Accounts [Abstract]
General collection period following purchase by customer							45 days
Payment due period from invoice date							60 days
Contract Liabilities [Abstract]
Performance obligation period					12 months		12 months
United States [Member]
Disaggregation of Revenue [Abstract]
Revenue	31,127	23,531	24,921	34,987	$ 87,876	63,533	$ 93,628		68,776
United Kingdom [Member]
Disaggregation of Revenue [Abstract]
Revenue	3,752	3,127	3,894	5,366	10,457	7,753	10,704		8,940
Rest of the World [Member]
Disaggregation of Revenue [Abstract]
Revenue	15,523	11,591	14,570	20,725	42,154	29,526	41,501		30,982
Direct Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	43,209	30,537	39,840	49,268	118,364	80,733	116,031		84,000
Indirect Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	$ 7,193	$ 7,712	$ 3,545	$ 11,810	$ 22,123	$ 20,079	$ 29,802		$ 24,698
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Mobile Stores [Member]
Account Receivables, Net of Allowance for Doubtful Accounts [Abstract]
Percentage of gross accounts receivable							43.60%	43.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Mobile Stores [Member]
Account Receivables, Net of Allowance for Doubtful Accounts [Abstract]
Percentage of gross accounts receivable							14.40%	15.10%